Finance result - Summary of Financial Result (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 03, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [line items]
Income from financial investments		R$ 11,633	R$ 11,415	R$ 14,800
Changes in fair value of financial investments		4,322
Changes in fair value of derivative instruments (a)		19,839	258	32,233
Foreign exchange gains (d)		138
Other		686	858	134
Finance income		36,618	12,531	47,167
Changes in fair value of derivative instruments (a)		(19,180)	(6,915)	(203)
Changes in fair value of contingent consideration (a)				(348)
Changes in accounts payable to selling shareholders (b)		(130,378)
Interest expenses (c)		(9,781)	(11,179)	(90)
Financial discounts granted		(1,911)	(1,266)	(449)
Bank fees		(1,390)	(310)	(163)
Foreign exchange loss (d)	R$ (34,143)	(34,573)
Other		(1,582)	(719)	(550)
Finance costs		(198,795)	(20,389)	(1,803)
Finance result		R$ (162,177)	R$ (7,858)	R$ 45,364